PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 1,049
Acquisitions – Property, plant and equipment		$ 1	$ 2
Additions	332	308	320
Charges	251	243	224
Impairment	5
Property, plant and equipment at end of period	1,062	1,049
Reconciliation of changes in property, plant and equipment
Assets	8,059	7,866	7,344
Software transferred from assets in course of construction	19	4
Other non-current assets transferred from assets in course of construction		12
Capital expenditures relating to property, plant and equipment contracted but not yet provided	16	26
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,741	2,538
Exchange adjustment	(72)	106
Acquisitions – Property, plant and equipment		1
Additions	332	308
Disposals	(98)	(191)
Impairment	1
Transfers	(19)	(21)
Property, plant and equipment at end of period	2,883	2,741	2,538
Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,692	1,556
Exchange adjustment	(46)	72
Charges	251	243
Disposals	(80)	(174)
Impairment	4
Transfers		(5)
Property, plant and equipment at end of period	1,821	1,692	1,556
Land and buildings | Freehold
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	167
Property, plant and equipment at end of period	187	167
Land and buildings | Cost | Freehold
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	228	165
Exchange adjustment	(5)	6
Additions	3	1
Transfers	33	56
Property, plant and equipment at end of period	259	228	165
Land and buildings | Amortisation and impairment | Freehold
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	61	50
Exchange adjustment	(2)	3
Charges	8	6
Transfers	5	2
Property, plant and equipment at end of period	72	61	50
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	21
Property, plant and equipment at end of period	21	21
Leasehold | Leasehold
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	43
Property, plant and equipment at end of period	39	43
Leasehold | Cost | Leasehold
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	73	119
Exchange adjustment	(1)	1
Additions	3
Disposals		(27)
Transfers	1	(20)
Property, plant and equipment at end of period	76	73	119
Leasehold | Amortisation and impairment | Leasehold
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	30	42
Charges	6	7
Disposals		(22)
Impairment	1
Transfers		3
Property, plant and equipment at end of period	37	30	42
Instruments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	380
Property, plant and equipment at end of period	387	380
Instruments | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,284	1,116
Exchange adjustment	(45)	63
Additions	179	176
Disposals	(73)	(73)
Transfers	43	2
Property, plant and equipment at end of period	1,388	1,284	1,116
Instruments | Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	904	781
Exchange adjustment	(30)	45
Charges	163	146
Disposals	(59)	(67)
Transfers	23	(1)
Property, plant and equipment at end of period	1,001	904	781
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	365
Property, plant and equipment at end of period	321	365
Other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,062	1,023
Exchange adjustment	(20)	33
Acquisitions – Property, plant and equipment		1
Additions	21	28
Disposals	(24)	(79)
Transfers	(7)	56
Property, plant and equipment at end of period	1,032	1,062	1,023
Other | Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	697	672
Exchange adjustment	(14)	24
Charges	74	84
Disposals	(21)	(74)
Impairment	3
Transfers	(28)	(9)
Property, plant and equipment at end of period	711	697	672
Assets in course of construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	94
Property, plant and equipment at end of period	128	94
Assets in course of construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	94	115
Exchange adjustment	(1)	3
Additions	126	103
Disposals	(1)	(12)
Impairment	1
Transfers	(89)	(115)
Property, plant and equipment at end of period	128	94	115
Assets in course of construction | Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		11
Disposals		$ (11)
Property, plant and equipment at end of period			$ 11
Assets under finance leases
Reconciliation of changes in property, plant and equipment
Assets	$ 0
Minimium
Reconciliation of changes in property, plant and equipment
Useful Life	3 years
Minimium | Buildings
Reconciliation of changes in property, plant and equipment
Useful Life	20 years
Maximum
Reconciliation of changes in property, plant and equipment
Useful Life	20 years
Maximum | Buildings
Reconciliation of changes in property, plant and equipment
Useful Life	50 years